Share-based Payments - Schedule of Share-based Payment Charge (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	$ 43,689	$ 249,087
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	14,044	$ 249,087
MSA and CSA compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	$ 29,645